Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	Zoom Communications, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38865
Entity Tax Identification Number	61-1648780
Entity Address, Address Line One	55 Almaden Boulevard, 6th Floor
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95113
City Area Code	(888)
Local Phone Number	799-9666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ZM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001585521
Amendment Flag	false